UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAM Advisors LLC
Address: 650 Warrenville Road, Suite 408

         Lisle, IL  60514

13F File Number:  28-10789

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Sharp
Title:     Chief Financial Officer
Phone:     630-719-9840

Signature, Place, and Date of Signing:

     /s/ David P. Sharp     Lisle, IL     August 16, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $735,047 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 NOTE  4.750% 2/0 023135AF3    14945 15000000 PRN      DEFINED              15000000
AMR CORP                       NOTE  4.500% 2/1 001765BB1    20581 25000000 PRN      DEFINED              25000000
CALPINE CORP                   COM              131347106      648   150000 SH       DEFINED                150000
CARNIVAL CORP                  DBCV  1.132% 4/2 143658AV4    19215 25000000 PRN      DEFINED              25000000
CENTERPOINT ENERGY INC         NOTE  3.750% 5/1 15189TAC1    19906 17500000 PRN      DEFINED              17500000
CHUBB CORP                     CORP UNIT %      171232309     5540   200000 SH       DEFINED                200000
CORNING INC                    NOTE  3.500%11/0 219350AK1    49364 35000000 PRN      DEFINED              35000000
COSTCO COMPANIES INC           NOTE         8/1 22160QAC6    23425 25000000 PRN      DEFINED              25000000
ECHOSTAR COMMUNICATIONS NEW    NOTE  5.750% 5/1 278762AG4    30525 30000000 PRN      DEFINED              30000000
EL PASO CORP                   DBCV         2/2 28336LAC3     9600 20000000 PRN      DEFINED              20000000
GENERAL MTRS CORP              DEB SR CONV B    370442733    98840  4000000 SH       DEFINED               4000000
HALLIBURTON CO                 NOTE  3.125% 7/1 406216AM3    26781 25000000 PRN      DEFINED              25000000
INTL PAPER CO                  DBCV         6/2 460146BM4    13731 25000000 PRN      DEFINED              25000000
JDS UNIPHASE CORP              COM              46612J101     5571  1470000 SH       DEFINED               1470000
LIBERTY MEDIA CORP NEW         DEB   0.750% 3/3 530718AF2    17044 15000000 PRN      DEFINED              15000000
NEW PLAN EXCEL RLTY TR INC     NOTE  3.750% 6/0 648053AB2    38929 37500000 PRN      DEFINED              37500000
NORTHWEST AIRLS CORP           NOTE  7.625%11/1 667280AE1     4032  5000000 PRN      DEFINED               5000000
OMNICOM GROUP INC              NOTE         7/3 681919AM8   100125 100000000 PRN     DEFINED             100000000
PROVIDIAN FINL CORP            PUT              74406A952       13    10000 SH  PUT  DEFINED                 10000
PROVIDIAN FINL CORP            NOTE         2/1 74406AAB8    30225 60000000 PRN      DEFINED              60000000
ROYAL CARIBBEAN CRUISES LTD    NOTE         2/0 780153AK8    26720 50000000 PRN      DEFINED              50000000
SLM CORP                       DBCV         7/2 78442PAC0    44667 45000000 PRN      DEFINED              45000000
STARWOOD HOTELS&RESORTS WRLD   NOTE  3.500% 5/1 85590AAJ3    37734 35000000 PRN      DEFINED              35000000
TXU CORP                       FRNT         7/1 873168AE8    13873 10000000 PRN      DEFINED              10000000
VIACOM INC                     CL B             925524308     4465   125000 SH       DEFINED                125000
WEATHERFORD INTL INC           DBCV         6/3 947074AB6     3153  5000000 PRN      DEFINED               5000000
WELLS FARGO & CO NEW           DBCV         5/0 949746FA4    59550 60000000 PRN      DEFINED              60000000
XL CAP LTD                     DBCV         5/2 98372PAB4    15845 25000000 PRN      DEFINED              25000000